Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
The estimated useful lives of the Company’s property and equipment are as follows:

Engineering lab equipment	3 years
Computer software	1-3 years
Computer equipment	3 years
Furniture and fixtures	3-7 years
Leasehold improvements	Lesser of lease term or life of asset

Schedule of Changes in Product Warrant Liability

The estimated cost associated with fulfilling the Company’s warranty obligation to customers is recorded in cost of revenue. Changes in the Company’s product warranty liability, which is included as a component of accrued liabilities on the condensed consolidated balance sheets, are as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Warranty reserve, beginning of period	$1,147	$552	$763	$508
Provisions made to warranty reserve during the period	1,156	184	1,786	249
Charges against warranty reserve during the period	(997)	(94)	(1,243)	(115)

Warranty reserve, end of period	$1,306	$642	$1,306	$642

The estimated cost associated with fulfilling the Company’s warranty obligation to customers is recorded in cost of revenue. Changes in the Company’s product warranty liability, which is included as a component of accrued liabilities on the consolidated balance sheets, are as follows (in thousands):

	December 31,
	2015	2014
Warranty reserve, beginning of period	$508	$161
Provisions made to warranty reserve during the period	637	550
Charges against warranty reserve during the period	(382)	(203)

Warranty reserve, end of period	$763	$508